Prepayments and Other Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Prepayments to vendors	¥ 1,427,820		¥ 203,063
VAT recoverable	260,571		87,879
Prepayment for repurchase of ordinary shares	15,901		15,825
VAT refund for export sales	14,041		5,510
Others	10,694		4,089
Prepayments and other current assets	1,729,027	$ 271,323	316,366
Other non-current assets
Rental and other deposits	¥ 2,956		¥ 2,530